Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax [1]	of which: foreign currency translation	of which: financial assets measured at fair value through other comprehensive income	of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2019	$ 53,896	$ 338	$ 24,659	$ 23,419	$ 5,306	$ 4,032	$ 14	$ 1,260		$ 53,722	$ 174
Tax (expense) / benefit	(2)		(2)							(2)
Dividends	(2,554)			(2,550)						(2,550)	(4)
Translation effects recognized directly in retained earnings	0			(11)	11		0	11		0
Share of changes in retained earnings of associates and joint ventures	(40)			(40)						(40)
New consolidations / (deconsolidations) and other increases / (decreases)	0		0							0	0
Total comprehensive income for the period	4,256			2,406	1,847	103	149	1,600	$ (4)	4,254	3
of which: net profit / (loss)	2,621			2,615						2,615	6
of which: OCI that may be reclassified to the income statement, net of tax	1,847				1,847	103	149	1,600	(4)	1,847
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(270)			(270)						(270)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	62			62						62
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(4)									0	(4)
Balance at Jun. 30, 2020	55,557	338	24,657	23,225	7,164	4,134	163	2,871	(4)	55,384	173
Balance at Dec. 31, 2020	58,073	338	24,580	25,251	7,585	5,126	151	2,321	(13)	57,754	319
Total comprehensive income for the period	(319)									(309)	(9)
of which: net profit / (loss)	1,713									1,710	3
of which: OCI that may be reclassified to the income statement, net of tax	(1,958)									(1,958)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans										(32)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit										(29)
Balance at Mar. 31, 2021	57,753
Balance at Dec. 31, 2020	58,073	338	24,580	25,251	7,585	5,126	151	2,321	(13)	57,754	319
Tax (expense) / benefit	2		2							2
Dividends	(4,542)			(4,539)						(4,539)	(4)
Translation effects recognized directly in retained earnings	0			19	(19)		0	(19)	0	0
Share of changes in retained earnings of associates and joint ventures	2			2						2
New consolidations / (deconsolidations) and other increases / (decreases)	(81)		(39)							(39)	(42)
Total comprehensive income for the period	2,192			3,681	(1,500)	(452)	(88)	(937)	(23)	2,181	10
of which: net profit / (loss)	3,631			3,623						3,623	9
of which: OCI that may be reclassified to the income statement, net of tax	(1,500)				(1,500)	(452)	(88)	(937)	(23)	(1,500)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(31)			(31)						(31)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	89			89						89
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	2									0	2
Balance at Jun. 30, 2021	55,645	338	24,542	24,414	6,067	4,675	63	1,365	(36)	55,361	284
Balance at Mar. 31, 2021	57,753
Total comprehensive income for the period	2,510									2,491	20
of which: net profit / (loss)	1,919									1,913	6
of which: OCI that may be reclassified to the income statement, net of tax	459									459
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans										0
of which: OCI that will not be reclassified to the income statement, net of tax - own credit										118
Balance at Jun. 30, 2021	$ 55,645	$ 338	$ 24,542	$ 24,414	$ 6,067	$ 4,675	$ 63	$ 1,365	$ (36)	$ 55,361	$ 284

[1]	Excludes other comprehensive income related to defined benefit plans and own credit that is recorded directly in Retained earnings.